Stock Award Plans (Details) (USD $)	12 Months Ended
	Sep. 30, 2014 plan	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of compensation plans	1
Shares authorized to be reserved	5,000,000
Shares available for issuance	4,125,600
Award vesting period	5 years
Contractual term of award	10 years
Unrecognized compensation cost for stock options, net of forfeitures	$ 357,218
Weighted average remaining period (years)	1 year 5 months
Shares issued	834,935
Fair market value at date of grant at restricted stock	14,200,000
Compensation cost for stock options	324,000	473,000	848,000
Weighted average assumptions
Annual dividend yield	0.00%	0.00%	2.34%
Expected volatility	0.00%	0.00%	31.00%
Risk-free interest rate	0.00%	0.00%	0.77%
Expected life	0 years	0 years	4 years 6 months
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued	1,061,435
Fair market value at date of grant at restricted stock	20,100,000
Compensation cost for stock options	$ 3,085,081	$ 2,815,049	$ 1,992,000
Minimum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Maximum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	7 years